Award Timing Disclosure	12 Months Ended
Dec. 29, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are generally granted to our named executive officers on a predetermined schedule, as described below. In certain circumstances, including the hiring of an officer, the Committee may approve grants to be effective at other times. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards granted to non-employee directors or named executive officers. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Following the end of each fiscal year, the Committee reviews the Company’s results and our named executive officers’ performance, and, based on those reviews, grants equity awards to our named executive officers.
The Committee approves the annual equity awards for our named executive officers on the second Monday in February, and the full Board approves the annual equity award for the CEO on the second Tuesday in February. The grant date for the annual equity awards in 2024 was February 15, 2024, and is expected to remain February 15th in subsequent years.
The following table contains information required by Item 402(x) of Regulation S-K about stock options granted to our named executive officers in the last completed fiscal year during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K. The Company did not grant any stock options to NEOs of the Company in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that discloses material nonpublic information.

A	B	C	D	E	F
Name	Grant date	Number of securities underlying award	Exercise price of the award ($)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
					(%)
J. Duato	2/15/2024	177,816	$157.92	$4,919,991	(0.04%)
J. Wolk	2/15/2024	95,197	157.92	2,634,006	(0.04)
T. Schmid	2/15/2024	49,658	157.92	1,373,987	(0.04)
J. Taubert	2/15/2024	76,981	157.92	2,129,987	(0.04)
J. Reed	2/15/2024	65,163	157.92	1,802,995	(0.04)

Award Timing Method
Following the end of each fiscal year, the Committee reviews the Company’s results and our named executive officers’ performance, and, based on those reviews, grants equity awards to our named executive officers.
The Committee approves the annual equity awards for our named executive officers on the second Monday in February, and the full Board approves the annual equity award for the CEO on the second Tuesday in February. The grant date for the annual equity awards in 2024 was February 15, 2024, and is expected to remain February 15th in subsequent years.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

A	B	C	D	E	F
Name	Grant date	Number of securities underlying award	Exercise price of the award ($)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
					(%)
J. Duato	2/15/2024	177,816	$157.92	$4,919,991	(0.04%)
J. Wolk	2/15/2024	95,197	157.92	2,634,006	(0.04)
T. Schmid	2/15/2024	49,658	157.92	1,373,987	(0.04)
J. Taubert	2/15/2024	76,981	157.92	2,129,987	(0.04)
J. Reed	2/15/2024	65,163	157.92	1,802,995	(0.04)

Duato [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	J. Duato
Underlying Securities	177,816
Exercise Price | $ / shares	$ 157.92
Fair Value as of Grant Date | $	$ 4,919,991
Underlying Security Market Price Change	(0.0004)
Wolk [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	J. Wolk
Underlying Securities	95,197
Exercise Price | $ / shares	$ 157.92
Fair Value as of Grant Date | $	$ 2,634,006
Underlying Security Market Price Change	(0.0004)
Schmid [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	T. Schmid
Underlying Securities	49,658
Exercise Price | $ / shares	$ 157.92
Fair Value as of Grant Date | $	$ 1,373,987
Underlying Security Market Price Change	(0.0004)
Taubert [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	J. Taubert
Underlying Securities	76,981
Exercise Price | $ / shares	$ 157.92
Fair Value as of Grant Date | $	$ 2,129,987
Underlying Security Market Price Change	(0.0004)
Reed [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	J. Reed
Underlying Securities	65,163
Exercise Price | $ / shares	$ 157.92
Fair Value as of Grant Date | $	$ 1,802,995
Underlying Security Market Price Change	(0.0004)